Segment Reporting - Reconciliation of Adjusted LBIT to net (loss)/income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting
Adjusted LBIT	$ (91,624)	$ (53,301)	$ (46,227)
Interest income	5,978	1,220	502
Equity in earnings of equity investees, net of tax	19,333	33,653	66,244
Interest expense	(1,009)	(1,455)	(1,631)
Income tax expense	(3,964)	(3,080)	(4,331)
Net (loss)/income	$ (71,286)	$ (22,963)	$ 14,557